(Gain)/ Loss on Foreign Currency Exchange - Schedule of (Gain)/ Loss on Foreign Currency Exchange (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Foreign Currency [Abstract]
Unrealized loss/ (gain) on foreign currency loans	₨ 12,280	$ 189	₨ (126,943)	₨ 338,297
Realized gain on foreign currency loans	(74,080)	(1,138)	(106,299)	(80,542)
Unrealized loss/ (gain) on derivative instruments	45,623	701	61,862	11,069
Realized loss/ (gain) on derivative instruments	32,275	496	123,792	74,313
Other loss (gain) on foreign currency exchange	29,619	454	(61,540)
(Gain)/ loss on foreign currency exchange, net	₨ 45,716	$ 702	₨ (109,128)	₨ 343,137